Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009
Related Party Transaction [Line Items]
Related Party Transaction, Rate				1.00%			1.00%
Minimum annual management fee payable to related services				$ 2			$ 2
Management fees, amount	0.3	0.5		2.5	1.5
Success fee				7.5			2.1
Management fees payable				Quarterly management fees equal to 1% of the Company's "Adjusted EBITDA" (as defined in the agreement)			Quarterly management fees equal to 1% of the Company's "Adjusted EBITDA" (as defined in the agreement)
Stock-based compensation expense			0.1			0.3	1.6	0.3
Minnesota Pipe Line Company
Related Party Transaction [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%			17.00%			17.00%
Predecessor
Related Party Transaction [Line Items]
Revenues from related parties						210.1		216.7
Purchases from related parties						1,378.3		1,290.3
Stock-based compensation expense						0.3		0.3
Predecessor | Services
Related Party Transaction [Line Items]
Purchases from related parties						26.5		29.1
Predecessor | Stock Compensation Plan
Related Party Transaction [Line Items]
Purchases from related parties						$ 21.5		$ 20.3